UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      09/00
                                               _________________

Check here if Amendment [  ]; Amendment Number: _______

  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  New Providence Capital Management, L.L.C.
      _____________________________________________

Address:  4401 Northside Parkway, Suite 160, Atlanta, GA  30327
         _________________________________________________________

13F File Number:  28-04925
                  ____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lauren Templeton
       _________________________________________

Title:  Research Analyst
       _________________________________________

Phone:  (770) 333-0356
       _________________________________________

Signature, Place, and Date of Signing:

 /s/ Lauren Templeton          Atlanta, GA                    01/31/01
_________________________     ____________________________   _______________
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.    (Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
     [If there are no entries in this list, omit this section.]

     13F File Number                    Name

     28-_________________               __________________________

               [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                         ______________

Form 13F Information Table Entry Total:        123
                                         ______________

Form 13F Information Table Value Total:      $17,631
                                         ______________
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
                                                                               |---INVESTMENT----|   OTHER   |------VOTING------|
                                                                                   DISCRETION       MANAGER        AUTHORITY
NAME OF ISSUER                     TITLE                     FAIR
                                   OF        CUSIP           MARKET
                                   CLASS     NUMBER          VALUE    SHARES   SOLE  DEFINED OTHER           SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Abercrombie & Fitch Co.            COMMON    002896207    3,164,375  166,000    X                       3,164,375
ADAC Laboratories                  COMMON    005313200       66,600    3,200    X                          66,600
Advanced Micro Devices, Inc.       COMMON    007903107       53,763    2,300    X                          53,763
ADVO, Inc.                         COMMON    007585102       69,300    2,100    X                          69,300
Albemarle Corporation              COMMON    012653101       71,313    3,500    X                          71,313
American Eagle Outfitters, Inc.    COMMON    02553E106    6,230,700  197,800    X                       6,230,700
Amphenol Corporation               COMMON    032095101       68,400    1,200    X                          68,400
Applied Industrial Tech., Inc.     COMMON    03820C105       76,175    4,400    X                          76,175
ASM International N.V.             COMMON    2007979         43,750    2,500    X                          43,750
Asyst Technologies, Inc.           COMMON    04648X107       56,700    2,800    X                          56,700
Atlantic Coast Airlines Hds.,Inc.  COMMON    048396105       70,813    2,200    X                          70,813
AVX Corporation                    COMMON    002444107       83,200    3,200    X                          83,200
BARRA, Inc.                        COMMON    068313105       74,475    1,200    X                          74,475
Beni Stabili                       COMMON    5808135         22,486   48,000    X                          22,486
BJ Services Company                COMMON    055482103       67,238    1,100    X                          67,238
BroadVision, Inc.                  COMMON    111412102       56,238    2,200    X                          56,238
C&D Technologies, Inc.             COMMON    124661109       85,500    1,500    X                          85,500
CDW Computer Centers               COMMON    125129106       75,900    1,100    X                          75,900
Celegene Corporation               COMMON    151020104        5,355       90    X                           5,355
Celeritek, Inc.                    COMMON    150926103       64,069    1,700    X                          64,069
Chico's FAS, Inc.                  COMMON    168615102       68,000    2,000    X                          68,000
Christiania Bank Og Kreditkasse    COMMON    N03025538      313,909   59,000    X                         313,909
City National Corporation          COMMON    178566105       81,769    2,100    X                          81,769
Columbia Sportswear Company        COMMON    198516106       77,988    1,700    X                          77,988
Compuware Corporation              COMMON    205638109    4,976,425  594,200    X                       4,976,425
Credence Systems Corporation       COMMON    225302108       36,000    1,200    X                          36,000
Crossman Communities Inc.          COMMON    22764E109      547,075   27,700    X                         547,075
Cypress Semiconductor Corporation  COMMON    232806109       62,344    1,500    X                          62,344
Deltek Systems, Inc.               COMMON    24785A108      314,674   41,100    X                         314,674
Direct Focus, Inc.                 COMMON    254931108       79,500    2,000    X                          79,500
DMC Stratex Networks, Inc.         COMMON    23322L106       51,400    3,200    X                          51,400
Dow Jones & Company, Inc.          COMMON    260561105       63,525    1,050    X                          63,525
Dycom Industries, Inc.             COMMON    267475101       58,275    1,400    X                          58,275
El Paso Electric Company           COMMON    283677854       66,000    4,800    X                          66,000
FSI International, Inc.            COMMON    302633102       57,000    4,000    X                          57,000
Furniture Brands Intrnl., Inc.     COMMON    360921100    3,971,713  238,900    X                       3,971,713
GelTex Pharmaceuticals, Inc.       COMMON    368538104       88,944    1,900    X                          88,944
Glenayre Technologies, Inc.        COMMON    377899109       75,038    6,900    X                          75,038
Heartland Express, Inc.            COMMON    422347104       34,750    2,000    X                          34,750
Hollinger International Inc.       COMMON    435569108       75,094    4,500    X                          75,094
InaCom Corp.                       COMMON    45323G109           32    4,500    X                              32
Insight Enterprises, Inc.          COMMON    45765U103       57,225    2,100    X                          57,225
Integrated Silicon Solution, Inc.  COMMON    45812P107       36,888    2,600    X                          36,888
International Game Technology      COMMON    459902102       74,800    2,200    X                          74,800
Inverness Medical Tech., Inc.      COMMON    461268104       77,000    4,000    X                          77,000
JAKKSPacific, Inc.                 COMMON    47012E106    1,924,200  204,565    X                       1,924,200
KEMET Corporation                  COMMON    488360108       60,775    2,200    X                          60,775
Kent Electronics Corporation       COMMON    490553104       63,788    2,700    X                          63,788
KLA-Tencor Corporation             COMMON    482480100       49,425    1,200    X                          49,425
Knight Trading Group, Inc.         COMMON    499063105        2,592       72    X                           2,592
Lattice Semiconductor Corporation  COMMON    518415104       53,750    1,000    X                          53,750
Learning Tree International, Inc.  COMMON    522015106       48,435    1,017    X                          48,435
Lehman Brothers Holdings, Inc.     COMMON    524908100       73,875      500    X                          73,875
LifePoint Hospitals, Inc.          COMMON    53219L109       81,650    2,300    X                          81,650
Littelfuse, Inc.                   COMMON    537008104       44,531    1,500    X                          44,531
LTX Corporation                    COMMON    502392103       43,556    2,300    X                          43,556
Manpower Inc.                      COMMON    56418H100       63,750    2,000    X                          63,750
MasTec, Inc.                       COMMON    576323109       68,750    2,200    X                          68,750
Mattson Technology, Inc.           COMMON    577223100       43,138    2,900    X                          43,138
Mesaba Holdings, Inc.              COMMON    59066B102    1,327,625  123,500    X                       1,327,625
Millipore Corporation              COMMON    601073109       58,125    1,200    X                          58,125
Monaco Coach Corporation           COMMON    60886R103    3,623,400  219,600    X                       3,623,400
M-Systems Flash Disk Pioneers Ltd. COMMON    2569640         68,738    1,800    X                          68,738
Murphy Oil Corporation             COMMON    626717102       77,700    1,200    X                          77,700
Musicland Stores Corporation       COMMON    62758B109    1,658,981  234,900    X                       1,658,981
National Disc. Brokers Group, Inc. COMMON    635646102    1,769,625   57,200    X                       1,769,625
NCO Group, Inc.                    COMMON    628858102    1,382,250  116,400    X                       1,382,250
Oakley, Inc.                       COMMON    673662102       84,300    4,800    X                          84,300
Objective Syst. Integrators, Inc.  COMMON    674424106       46,913    5,400    X                          46,913
Ocular Sciences, Inc.              COMMON    675744106       12,000    1,000    X                          12,000
Ocular Sciences, Inc.              COMMON    675744106    4,398,000  366,500    X                       4,398,000
Office Depot, Inc.                 COMMON    676220106        8,594    1,100    X                           8,594
Office Depot, Inc.                 COMMON    676220106    3,234,375  414,000    X                       3,234,375
Olin Corporation                   COMMON    680665205       59,663    3,700    X                          59,663
Outback Steakhouse, Inc.           COMMON    689899102           14        1    X                              14
Overseas Shipholding Group, Inc.   COMMON    690368105       62,963    2,300    X                          62,963
Oxford Health Plans, Inc.          COMMON    691471106       64,542    2,100    X                          64,542
Palm Harbor Homes, Inc.            COMMON    696639103       27,500    2,000    X                          27,500
Papa John's International, Inc.    COMMON    698813102    2,215,525   88,400    X                       2,215,525
PC Connection, Inc.                COMMON    69318J100       79,800    1,400    X                          79,800
Photon Dymanics, Inc.              COMMON    719364101       45,300    1,200    X                          45,300
Pier 1 Imports, Inc.               COMMON    720279108       87,750    6,500    X                          87,750
Puma Technology, Inc.              COMMON    745887109       60,938    3,000    X                          60,938
Quanta Services, Inc.              COMMON    74762E102       49,500    1,800    X                          49,500
Radian Group Inc.                  COMMON    750236101       92,050    1,400    X                          92,050
Rainbow Technologies, Inc.         COMMON    750862104       56,600    1,600    X                          56,600
RemedyTemp, Inc.                   COMMON    759549108      423,140   35,400    X                         423,140
Robert Half International Inc.     COMMON    770323103       69,375    2,000    X                          69,375
Robotic Vision Systems, Inc.       COMMON    771074101       26,263    4,400    X                          26,263
Rogers Corporation                 COMMON    775133101       56,700    1,800    X                          56,700
Salton, Inc.                       COMMON    795757103    3,635,156  112,500    X                       3,635,156
Scholastic Corporation             COMMON    807066105       79,563    1,000    X                          79,563
SCP Pool Corporation               COMMON    784028102       93,319    3,150    X                          93,319
Silicon Valley Bancshares          COMMON    827064106       75,705    1,300    X                          75,705
Silicon Valley Group, Inc.         COMMON    827066101       60,519    2,300    X                          60,519
SLI, Inc.                          COMMON    78442T108    1,593,738  216,100    X                       1,593,738
Sturm, Ruger & Company, Inc.       COMMON    864159108      591,138   72,200    X                         591,138
Sybase, Inc.                       COMMON    871130100       75,900    3,300    X                          75,900
Teekay Shipping Corporation        COMMON    2933795        103,263    2,200    X                         103,263
TeleTech Holdings, Inc.            COMMON    879939106       61,875    2,500    X                          61,875
Tenet Healthcare Corporation       COMMON    88033G100       76,388    2,100    X                          76,388
The Buckle, Inc.                   COMMON    118440106    1,127,625   97,000    X                       1,127,625
The Pepsi Bottling Group, Inc.     COMMON    713409100       75,156    2,500    X                          75,156
The Talbots, Inc.                  COMMON    874161102       76,188    1,150    X                          76,188
The Walt Disney Company            COMMON    254687106       68,850    1,800    X                          68,850
Tiffany & Co.                      COMMON    886547108       84,838    2,200    X                          84,838
Time Warner Telecom, Inc.          COMMON    887319101       53,144    1,100    X                          53,144
Tractor Supply Company             COMMON    892356106      653,400   59,400    X                         653,400
Trendwest Resorts, Inc.            COMMON    894917103    1,035,738   62,300    X                       1,035,738
Triad Hospitals, Inc.              COMMON    89579K109       76,375    2,600    X                          76,375
TriQuint Semiconductor, Inc.       COMMON    89674K103       51,013    1,400    X                          51,013
Uniroyal Technology Corporation    COMMON    909163107       60,000    4,000    X                          60,000
Unisys Corporation                 COMMON    909214108    1,759,500  156,400    X                       1,759,500
USG Corporation                    COMMON    903293405    1,578,938   63,000    X                       1,578,938
Valence Technology, Inc.           COMMON    918914102       74,175    4,300    X                          74,175
Valero Energy Corporation          COMMON    91913Y100       98,525    2,800    X                          98,525
Valmont Industries, Inc.           COMMON    920253101       19,875    1,000    X                          19,875
Varian Inc.                        COMMON    922206107       60,288    1,400    X                          60,288
Varian Semiconductor Equip. Assoc. COMMON    922207105       48,669    1,300    X                          48,669
Vintage Petroleum, Inc.            COMMON    927460105       93,275    4,100    X                          93,275
VISX, Incorporated                 COMMON    92844S105    2,047,250   76,000    X                       2,047,250
Wabtec Corporation                 COMMON    929740108    1,838,700  216,700    X                       1,838,700
Westell Technologies, Inc.         COMMON    957541105       50,213    3,900    X                          50,213
